Common Shares - Common Shares Issued During the Year (Details) - CAD shares in Thousands, CAD in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Common Shares, Amount [Abstract]
Balance, beginning of period			CAD 16,450	CAD 10,353
Private Offering			669	92
Balance, end of period		CAD 17,144	CAD 17,144	10,342
Common Shares
Number of Shares
Balance, beginning of period (shares)		415,571	401,486
Dividend Reinvestment Plan (shares)		1,451	2,955
Stock Option Plans (shares)		719	955
Employee Share Purchase Plan (shares)		137	277
Consumer Share Purchase Plan (shares)		7	15
Conversion of Convertible Debentures (shares)		0	2
Balance, end of period (shares)	415,571	417,885	417,885
Common Shares, Amount [Abstract]
Balance, beginning of period		CAD 11,340	CAD 10,762	5,867
Private Offering			673	95
Dividend Reinvestment Plan		63	126
Stock Option Plans		26	34
Employee Share Purchase Plan		6	12
Consumer Share Purchase Plan		0	1
Conversion of Convertible Debentures		0	0
Balance, end of period	CAD 11,340	CAD 11,435	CAD 11,435	CAD 5,962
Common Shares | Private Offering
Number of Shares
Private Offering (shares)	12,200	0	12,195
Common Shares, Amount [Abstract]
Private Offering	CAD 500	CAD 0	CAD 500